CRITICAL ACCOUNTING POLICIES (Details Narrative) - USD ($)	6 Months Ended	11 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Property and equipment, estimated useful lives	three years
Bitech Mining Corporation [Member]
Intangible assets, net		$ 35,000
Estimated useful lives		16 years